Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2025 and 2024, are summarized as follows:

	2025	2024
Cash on hand	$455	$610
Cash in banks	234,043	143,421
Short-term investments (a)	260,101	63,079
	$494,599	$207,110

(a)	Includes fix-term deposits (promissory notes) and purchase/resell transactions with terms up to 3 days.